ACCRUED EXPENSES (Details) - USD ($)	Dec. 28, 2025	Dec. 29, 2024
ACCRUED EXPENSES
Accrued real estate taxes	$ 44,744	$ 46,401
Accrued payroll and payroll taxes	225,866	184,126
Accrued sales taxes payable	54,231	57,706
Accrued vacation pay	30,000	17,663
Accured gift card liability	46,779	38,425
Other accrued expenses	20,247	27,035
Accrued expenses	$ 421,867	$ 371,356